Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 5 - SHAREHOLDERS’ EQUITY:

A. Share capital:

On April 4, 2023, the Company entered into a sales agreement (the “Sales Agreement”) with Roth Capital Partners, LLC, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to an At-The-Market facility (“ATM”). During 2023, the Company sold 17,566 Ordinary Shares under the ATM. On October 23, 2023, the Company terminated the Sales Agreement and the associated ATM, effective immediately.

On December 26, 2023, the Company completed the December Offering, whereby the Company sold (i) 1,375,000 Ordinary Shares at a purchase price of $1.28 per share, (ii) December Pre-Funded Warrants, to purchase up to 1,656,250 Ordinary Shares, at a purchase price of $1.28, less $0.001 per December Pre-Funded Warrant, and (iii) Private Warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share (Note 3.2).

The December Pre-Funded Warrants were exercised on the same day and the day after the transaction in full in an exercise price of $0.001 per share and the Company issued 1,656,250 additional Ordinary Shares. The aggregate proceeds received by the Company from the December Offering were approximately $3,424, after deducting underwriting discounts and commissions and additional cash offering costs totaled in approximately $454.

The Company issued the placement agent in the December Offering warrants to purchase a number of shares equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the December Offering, or a warrant to purchase up to 212,188 Ordinary Shares, were issued. The December Placement Agent Warrants were substantially on the same terms as the Private Warrants issued to the investor in the December Offering, except an exercise price of $1.60 per share. The December Placement Agent Warrants were exercisable immediately upon issuance and will expire five years following their issuance.

The Company accounts for the December Placement Agent Warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the December Placement Agent Warrants on the issuance date was $131. Those cash and non-cash issuance costs were accounted proportionally to issuance expenses and decrease of additional paid in capital, according to the ratio of the liability versus equity in the December Offering.

During the year ended December 31, 2023, the Company issued an aggregate amount of 1,226,448 Ordinary Shares in connection with vested RSUs and an additional 37,972 Ordinary Shares in connection with option exercises.

On April 1, 2024, the Company completed its April Offering, whereby the Company sold 1,339,285 Ordinary Shares at a purchase price of $1.232 per share. The aggregate proceeds received by the Company from the April Offering were approximately $1,651.

On May 20, 2024, the Company issued 220,000 Warrants Shares to a service provider, at an exercise price of $2.25 per share. the warrants are immediately exercisable and will be expired following six months from the Initial issuance Date. The Company accounting treatment for those warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the warrants at the issuance date was $56.

On June 14, 2024, the Company completed its June Offering, whereby the Company sold (i) 941,541 Ordinary Shares at a purchase price of $1.30 per share, and (ii) June Pre-Funded Warrants to purchase up to 1,709,760 Ordinary Shares, at a purchase price of $1.30, less $0.001 per June Pre-Funded Warrant. Each June Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of $0.001 per share. The June Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the June Pre-Funded Warrants are exercised in full. As of June 30, 2024 none of the June Pre-Funded warrants were exercised.

The aggregate proceeds received by the Company from the June Offering were approximately $3,102, after deducting underwriting discounts and commissions and additional cash offering costs totaled in approximately $343.

The Company issued the June Placement Agent in the agreement warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction. A total to 185,591 warrants to purchase up to 185,591 Ordinary Shares were issued. The June Placement Agent Warrants were at an exercise price of $1.56 per share. The June Placement Agent Warrants were exercisable immediately upon issuance and will expire four years following their issuance.

The Company accounting treatment for the June Placement Agent Warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the June Placement Agent Warrants at the issuance date was $202.

The cash and non-cash issuance costs were recorded against additional paid in capital, due to the classification of the ordinary shares and the June Pre-Funded Warrants as equity in the June Offering.

On June 30, 2024, the Company issued 45,000 ordinary shares to an advisor in connection with consulting service agreement.

B.	Warrants reserves - Composition and movements:

1.	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:

	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)	Aggregate value USD
Balance as of December 31, 2023	3,333,283	5.47	1.83	4,799,470
Issuance of warrants	220,000	2.25	0.5	56,209
Issuance of - Pre-Funded Warrants	1,709,760	0.001	-	2,220,978
Issuance of Placement Agent Warrants	185,591	1.56	4	202,127
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Balance as of June 30, 2024	5,448,634			7,278,784

2.	The following table summarizes information about the Company’s outstanding warrants as of June 30, 2024.

Exercise Price	Warrants outstanding as of June 30, 2024	Expiration date	Aggregate Intrinsic value
5.5	1,640,455	15/07/2026	2,214,614
5.5	1,057,350	15/07/2024	1,691,760
5.5	277,835	15/07/2025	497,533
6.875	145,455	15/01/2027	264,008
1.6	212,188	28/12/2028	131,555
2.25	220,000	20/11/2024	56,209
1.56	185,591	14/06/2027	202,127
0.001	1,709,760	-	2,220,978
	5,448,634		7,278,784

C.	Loss per share:

Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended June 30, 2024	Year ended June 30, 2023

Loss for the period	6,240	6,184
Total number of Ordinary Shares	18,438,917	11,993,299
Weighted average number of Ordinary Shares	16,628,582	11,692,017
Basic and diluted loss per share	(0.38)	(0.53)